Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 29,638	$ 40,641
Total Investment percentage	100.00%	100.00%
Fair Value, Inputs, Level 1 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 0	$ 0
Total Investment percentage	0.00%	0.00%
Fair Value, Inputs, Level 2 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 6,246	$ 15,005
Total Investment percentage	21.10%	36.90%
Fair Value, Inputs, Level 3 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 23,392	$ 25,636
Total Investment percentage	78.90%	63.10%
Senior Secured Loans First Lien [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 28,601	$ 39,028
Total Investment percentage	96.40%	96.00%
Senior Secured Loans First Lien [Member] | Fair Value, Inputs, Level 1 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 0	$ 0
Senior Secured Loans First Lien [Member] | Fair Value, Inputs, Level 2 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	6,193	13,879
Senior Secured Loans First Lien [Member] | Fair Value, Inputs, Level 3 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	22,408	25,149
Senior Secured Loans Secondt Lien [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	572	1,126
Senior Secured Loans Secondt Lien [Member] | Fair Value, Inputs, Level 1 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	0	0
Senior Secured Loans Secondt Lien [Member] | Fair Value, Inputs, Level 2 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	0	1,126
Senior Secured Loans Secondt Lien [Member] | Fair Value, Inputs, Level 3 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	572	0
Senior Secured Bonds [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 32	$ 102
Total Investment percentage	10.00%	0.30%
Senior Secured Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 0	$ 0
Senior Secured Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	32	0
Senior Secured Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	0	102
Total Senior Debt [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 29,205	$ 40,256
Total Investment percentage	98.40%	99.10%
Total Senior Debt [Member] | Fair Value, Inputs, Level 1 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	$ 0	$ 0
Total Senior Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	6,225	15,005
Total Senior Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	22,980	25,251
Equity And Other [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	433	385
Equity And Other [Member] | Fair Value, Inputs, Level 1 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	0	0
Equity And Other [Member] | Fair Value, Inputs, Level 2 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	21
Equity And Other [Member] | Fair Value, Inputs, Level 3 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Total investment	412	385
Foreign Currency Forward Contracts [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Derivative Investment	0	73
Foreign Currency Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Derivative Investment	0	0
Foreign Currency Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Derivative Investment	0	73
Foreign Currency Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Derivative Investment	$ 0	$ 0